Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 4,803	$ 1,865
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	50,000	50,000
Preferred stock, shares outstanding	50,000	50,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	75,213,515	75,213,515
Common stock, shares outstanding	63,469,185	63,469,185
Treasury stock, shares	1,285,224	1,221,180